Financial and capital risks management (Fair value measurements) (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Financial and capital risks management [line items]
Assets		¥ 419,903,311	¥ 396,589,511	[1],[2]
Liabilities		303,781,641	288,974,907	[1],[2]
Recurring fair value measurement [member]
Financial and capital risks management [line items]
Assets		3,109,507	1,202,462
Liabilities		545,292	210,664
Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, Trading derivatives (Note 14) [member]
Financial and capital risks management [line items]
Liabilities		17,752	125
Recurring fair value measurement [member] | Derivatives used for hedging (Note 14) [member]
Financial and capital risks management [line items]
Liabilities		527,540	210,539
Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, Trading derivatives (Note 14) [member]
Financial and capital risks management [line items]
Assets		14	2,726
Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, contingent consideration [member]
Financial and capital risks management [line items]
Assets		991,383	859,547
Recurring fair value measurement [member] | Derivatives used for hedging (Note 14) [member]
Financial and capital risks management [line items]
Assets		34,691	330,966
Recurring fair value measurement [member] | Available-for-sale financial assets, Equity securities (Note 10) [member]
Financial and capital risks management [line items]
Assets	[3]		9,223
Recurring fair value measurement [member] | Other equity instrument investments [member]
Financial and capital risks management [line items]
Assets		2,083,419
Recurring fair value measurement [member] | Level 1 [member]
Financial and capital risks management [line items]
Assets		8,558	9,223
Liabilities		0	0
Recurring fair value measurement [member] | Level 1 [member] | Financial liabilities at fair value through profit or loss, Trading derivatives (Note 14) [member]
Financial and capital risks management [line items]
Liabilities		0	0
Recurring fair value measurement [member] | Level 1 [member] | Derivatives used for hedging (Note 14) [member]
Financial and capital risks management [line items]
Liabilities		0	0
Recurring fair value measurement [member] | Level 1 [member] | Financial assets at fair value through profit or loss, Trading derivatives (Note 14) [member]
Financial and capital risks management [line items]
Assets		0	0
Recurring fair value measurement [member] | Level 1 [member] | Financial assets at fair value through profit or loss, contingent consideration [member]
Financial and capital risks management [line items]
Assets		0	0
Recurring fair value measurement [member] | Level 1 [member] | Derivatives used for hedging (Note 14) [member]
Financial and capital risks management [line items]
Assets		0	0
Recurring fair value measurement [member] | Level 1 [member] | Available-for-sale financial assets, Equity securities (Note 10) [member]
Financial and capital risks management [line items]
Assets	[3]		9,223
Recurring fair value measurement [member] | Level 1 [member] | Other equity instrument investments [member]
Financial and capital risks management [line items]
Assets		8,558
Recurring fair value measurement [member] | Level 2 [member]
Financial and capital risks management [line items]
Assets		34,705	333,692
Liabilities		545,292	210,664
Recurring fair value measurement [member] | Level 2 [member] | Financial liabilities at fair value through profit or loss, Trading derivatives (Note 14) [member]
Financial and capital risks management [line items]
Liabilities		17,752	125
Recurring fair value measurement [member] | Level 2 [member] | Derivatives used for hedging (Note 14) [member]
Financial and capital risks management [line items]
Liabilities		527,540	210,539
Recurring fair value measurement [member] | Level 2 [member] | Financial assets at fair value through profit or loss, Trading derivatives (Note 14) [member]
Financial and capital risks management [line items]
Assets		14	2,726
Recurring fair value measurement [member] | Level 2 [member] | Financial assets at fair value through profit or loss, contingent consideration [member]
Financial and capital risks management [line items]
Assets		0	0
Recurring fair value measurement [member] | Level 2 [member] | Derivatives used for hedging (Note 14) [member]
Financial and capital risks management [line items]
Assets		34,691	330,966
Recurring fair value measurement [member] | Level 2 [member] | Available-for-sale financial assets, Equity securities (Note 10) [member]
Financial and capital risks management [line items]
Assets	[3]		0
Recurring fair value measurement [member] | Level 2 [member] | Other equity instrument investments [member]
Financial and capital risks management [line items]
Assets		0
Recurring fair value measurement [member] | Level 3 [member]
Financial and capital risks management [line items]
Assets		3,066,244	859,547
Liabilities		0	0
Recurring fair value measurement [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, Trading derivatives (Note 14) [member]
Financial and capital risks management [line items]
Liabilities		0	0
Recurring fair value measurement [member] | Level 3 [member] | Derivatives used for hedging (Note 14) [member]
Financial and capital risks management [line items]
Liabilities		0	0
Recurring fair value measurement [member] | Level 3 [member] | Financial assets at fair value through profit or loss, Trading derivatives (Note 14) [member]
Financial and capital risks management [line items]
Assets		0	0
Recurring fair value measurement [member] | Level 3 [member] | Financial assets at fair value through profit or loss, contingent consideration [member]
Financial and capital risks management [line items]
Assets		991,383	859,547
Recurring fair value measurement [member] | Level 3 [member] | Derivatives used for hedging (Note 14) [member]
Financial and capital risks management [line items]
Assets		0	0
Recurring fair value measurement [member] | Level 3 [member] | Available-for-sale financial assets, Equity securities (Note 10) [member]
Financial and capital risks management [line items]
Assets	[3]		¥ 0
Recurring fair value measurement [member] | Level 3 [member] | Other equity instrument investments [member]
Financial and capital risks management [line items]
Assets		¥ 2,074,861

[1]	Huaneng Shandong Power Generation Co., Ltd. ("Shandong Power") completed the acquisition of equity interests of certain companies from Taishan Power Limited Company ("Taishan Power"), see Note 41 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.
[2]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).
[3]	Available-for-sale financial assets were reclassified to financial assets designated at FVOCI (non-recycling) upon the adoption of IFRS 9 at 1 January 2018 (see Note 2(b)(i)).